Risk management - Revaluation reserve equity securities at fair value through other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of equity [line items]
Balance sheet value	€ 1,679	€ 1,509
Revaluation reserve equity securities
Disclosure of fair value measurement of equity [line items]
Increase (decrease) in financial assets	1,816
Financial assets	(1,152)	(664)
Revaluation reserve equity securities | Bank Of Beijing
Disclosure of fair value measurement of equity [line items]
Increase (decrease) in financial assets	652
Equity securities at FVOCI
Disclosure of fair value measurement of equity [line items]
Balance sheet value	2,562	1,885
Increase (decrease) in financial assets	(678)
Revaluation reserves: financial assets	1,816	1,152
Positive re-measurement | Equity securities at FVOCI
Disclosure of fair value measurement of equity [line items]
Revaluation reserves: financial assets	1,820	1,158
Negative re-measurement | Equity securities at FVOCI
Disclosure of fair value measurement of equity [line items]
Revaluation reserves: financial assets	€ (4)	€ (6)